Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets and cash equivalents:
Cash and cash equivalents	$ 123,721	$ 12,643
Accounts receivable - net of allowance for doubtful accounts of $218 and $175 at December 31, 2014 and 2013, respectively	14,270	7,220
Deferred commission expense	5,995	3,991
Restricted cash	230	307
Prepaid hosting costs	1,777	2,958
Prepaid expenses and other current assets	3,516	1,566
Total current assets	149,509	28,685
Property and equipment, net	11,381	7,243
Capitalized software development costs, net	4,433	3,479
Restricted cash		1,610
Other assets	116	65
Intangible assets, net	89	147
Goodwill	9,330	9,330
Total assets	174,858	50,559
Current liabilities:
Accounts payable	2,800	2,547
Accrued compensation costs	7,660	5,079
Other accrued expenses	7,953	7,160
Capital lease obligations	100	96
Deferred rent	110
Deferred revenue	40,805	24,662
Total current liabilities	59,428	39,544
Capital lease obligations, net of current portion	78	203
Deferred rent, net of current portion	4,153	2,523
Deferred revenue, net of current portion	500	244
Total liabilities	64,159	42,514
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, $0.001 par value - authorized 25,000 and 58,589 shares at December 31, 2014 and 2013: Designated, issued, and outstanding, 0 and 58,589 shares at December 31, 2014 and 2013, respectively (liquidation and redemption value of $0 at December 31, 2014 and $97,407 at December 31, 2013)		101,293
Stockholders' equity (deficit):
Common stock, $0.001 par value - authorized, 500,000 and 100,000 shares; issued and outstanding, 31,431 and 5,301 at December 31, 2014 and 2013, respectively	32	5
Additional paid-in capital	265,113	12,898
Accumulated other comprehensive loss	(145)	(79)
Accumulated deficit	(154,301)	(106,072)
Total stockholders' equity (deficit)	110,699	(93,248)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 174,858	$ 50,559